Other disclosures - Supervisory board remuneration (Details) - Supervisory Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Remuneration
Remuneration	€ 520	€ 504
Supervisory Board share-based compensation	0	0
Members of Supervisory Board
Remuneration
Remuneration	50	50
Chairperson of Supervisory Board
Remuneration
Remuneration	125	125
Deputy Chairperson of Supervisory Board
Remuneration
Remuneration	60	60
Members of Supervisory Board committees
Remuneration
Remuneration	10	10
Chairperson of Supervisory Board committee
Remuneration
Remuneration	€ 25	€ 25